CIRR-system (Tables)	3 Months Ended
Mar. 31, 2018
CIRR-system
The disclosure of information about CIRR-systems.

Statement of Comprehensive Income for the CIRR-system

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Interest revenues	338	353	332	1,343
Interest expenses	-316	-309	-264	-1,115

Net interest revenues	22	44	68	228

Interest compensation	0	0	2	26
Exchange-rate differences	2	0	-1	-6

Profit before compensation to SEK	24	44	69	248
Administrative remuneration to SEK	-32	-30	-32	-123

Operating profit CIRR-system	-8	14	37	125
Reimbursement to (–) / from (+) the State	8	-14	-37	-125

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	March 31, 2018	December 31, 2017
Cash and cash equivalents	-57	10
Loans	54,725	49,124
Derivatives	1,317	522
Other assets	2,950	3,472
Prepaid expenses and accrued revenues	370	364

Total assets	59,305	53,492

Liabilities	54,839	49,252
Derivatives	4,069	3,789
Accrued expenses and prepaid revenues	397	451

Total liabilities	59,305	53,492

Commitments
Committed undisbursed loans	64,295	69,166
Binding offers	642	628